Financial Instruments - Derivative Gross Presentation on Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014 LNG Inventory Derivatives [Member]	Dec. 31, 2013 LNG Inventory Derivatives [Member]	Dec. 31, 2012 Interest Rate Contract [Member] Designated as Hedging Instrument [Member]	Jun. 30, 2014 Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2013 Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2013 Interest Rate Contract 2 [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2012 Interest Rate Contract 2 [Member] Not Designated as Hedging Instrument [Member]	Jun. 30, 2014 Term Gas Supply Derivatives [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	$ 99				$ 98,123			$ 20,236
Derivative Liability, Gross Amounts Recognized		(156)	(21,290)	(13,106)		(13,484)	(5,134)
Derivative Asset, Gross Amounts Offset in our Balance Sheets	59				0			0
Derivative Liability, Gross Amounts Offset in our Balance Sheets		(156)	0	0		0	0
Net Amounts Presented in our Balance Sheets	40	0	(21,290)	(13,106)	98,123	(13,484)	(5,134)	20,236
Derivative Asset, Gross Amount Not Offset in our Balance Sheets - Derivative Instrument	0				0			0
Derivative Liability, Gross Amount Not Offset in our Balance Sheets - Derivative Instrument		0	0	0		0	0
Gross Amount Not Offset in our Balance Sheets - Cash Collateral Received (Paid)	0	0	0	0	0	0	0	0
Derivative Asset, Net Amount	40				98,123			20,236
Derivative Liability, Net Amount		$ 0	$ (21,290)	$ (13,106)		$ (13,484)	$ (5,134)